Supplemental Financial Information (Schedule of Supplemental Balance Sheet Information) (Details) - USD ($)		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Supplemental Financial Information [Abstract]
Inventory, LIFO Reserve		$ 0.03
Accounts and notes receivable
Trade receivables		5,817,000,000	$ 6,178,000,000
Other receivables		971,000,000	921,000,000
Total receivables		6,788,000,000	7,099,000,000
Analysis of valuation allowances
Allowance, beginning of year		145,000,000	157,000,000	$ 157,000,000
Net amounts charged to expense		38,000,000	29,000,000	28,000,000
Deductions	[1]	(27,000,000)	(34,000,000)	(27,000,000)
Other	[2]	(19,000,000)	(7,000,000)	(1,000,000)
Allowance, end of year		137,000,000	145,000,000	$ 157,000,000
Net receivables		6,651,000,000	6,954,000,000
Inventories (c)
Raw materials	[3]	1,593,000,000	1,732,000,000
Work-in-process	[3]	173,000,000	168,000,000
Finished goods	[3]	1,377,000,000	1,509,000,000
Inventories	[3]	3,143,000,000	$ 3,409,000,000
Percent of inventory cost calculated using the LIFO method			3.00%
Other assets
Noncurrent notes and accounts receivable		93,000,000	$ 105,000,000
Deferred marketplace spending		179,000,000	214,000,000
Pension plans	[4]	141,000,000	687,000,000
Other		447,000,000	419,000,000
Other Assets		860,000,000	1,425,000,000
Accounts payable and other current liabilities
Accounts payable		5,127,000,000	4,874,000,000
Accrued marketplace spending		2,222,000,000	2,245,000,000
Accrued compensation and benefits		1,746,000,000	1,789,000,000
Dividends payable		1,009,000,000	899,000,000
Other current liabilities		2,912,000,000	2,726,000,000
Accounts payable and other current liabilities		$ 13,016,000,000	$ 12,533,000,000

[1]	Includes accounts written off.
[2]	Includes adjustments related to acquisitions and divestitures, currency translation and other adjustments.
[3]	Approximately 3% of the inventory cost in both 2014 and 2013 was computed using the LIFO method. The differences between LIFO and FIFO methods of valuing these inventories were not material.
[4]	See Note 7 for additional information regarding our pension plans.